General information	12 Months Ended
Dec. 31, 2025
General information
General information

1.General information

Lanvin Group Holdings Limited (formerly known as Fosun Fashion Group (Cayman) Limited and hereinafter referred to as the “Company” or the “LGHL” and together with its consolidated subsidiaries, the “Group”) is the holding company of the Group and its ordinary shares are listed on the New York Stock Exchange under the “LANV” ticker. The Company is domiciled in Cayman Islands, the incorporation number of the Company is 382280 and the registered office is at PO Box 309, Ugland House, Grand Cayman, KY1-1104, Cayman Islands.

The Group is the leading global luxury fashion group, managing iconic brands worldwide including French couture house Lanvin, Italian luxury shoemaker Sergio Rossi, Austrian skinwear specialist Wolford, American womenswear brand St. John, and high-end Italian menswear maker Caruso. FFG Group’s brand portfolio covers a wide variety of fashion categories and leverages a combination of e-commerce, offline retail and wholesale channels, providing both growth opportunities as well as stability and resilience throughout the fashion cycle.